LOSS PER SHARE - Schedule of Net Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net loss	$ (79,969)	$ (122,754)	$ (76,038)